Schedule of operating segments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 63		$ 16	$ 4,055	$ 10,160
Costs of sales - other					(9,489)
Gross profit/(loss)		(16)	43	(4,089)	(1,210)
General and administrative expenses	(2,350)	(3,738)	(7,521)	(6,425)	(12,397)
Gain/(loss) on solar development			89	30	(13)
Other income				1,000	78
Depreciation and amortization					(1,321)
Operating loss	(2,571)	(4,319)	(8,519)	(11,740)	(14,904)
Restructuring & other non-recurring costs	(4)	1,261	1,392	1,662	448
Finance expense - net					(8,308)
Loss before income tax	(5,783)	(7,728)	(44,216)	(19,506)	(23,660)
Income tax	(381)	196	(1,603)	(559)	1,142
Loss from continuing operations	(6,164)	(7,532)	(45,819)	(20,065)	(22,518)
Restructuring and other non-recurring costs	4	(1,261)	(1,392)	(1,662)	(448)
Cost of sales - non-recurring events				(3,850)	(1,881)
Other gains/(losses)					(54)
Assets	32,096		37,433	61,416	69,657
Liabilities	(70,012)		(77,970)	(57,670)	(48,042)
Net assets/(liabilities)			(40,537)	3,746	21,615
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue	63	5,910	11,827	15,060	37,616
COS - Edenvale
Costs of sales - other	(63)	(5,373)	(10,241)	(13,472)	(34,150)
Total Cost of Sales	(63)	(5,373)
Gross profit/(loss)		537	1,586	(2,262)	1,585
General and administrative expenses	(2,350)	(4,350)	(8,749)	(7,620)	(15,296)
Gain/(loss) on solar development	1,704		93	(4,177)
Other income		46	99	119	986
Depreciation and amortization	(237)	(706)	(1,569)	(1,581)	(2,387)
Operating loss	(883)	(4,473)	(8,540)	(15,521)	(15,125)
Restructuring & other non-recurring costs	4	1,261	1,390	1,663	443
Finance expense - net		7	(4,929)	(6,210)	(8,603)
Finance expense	(3,216)	(2,297)
Loss before income tax	(4,095)	(8,024)	(45,097)	(23,815)	(24,171)
Income tax	(381)	196	(1,603)	(540)	2,117
Loss from continuing operations	(4,476)	(7,828)	(46,700)	(24,355)	(22,054)
COVID 19 disruption
Restructuring and other non-recurring costs	(4)	(1,261)	(1,390)	(1,663)	(443)
Cost of sales - non-recurring events				(3,850)	(1,881)
Impairment loss			(30,238)	(421)
Other gains/(losses)					(13)
Critical power services segment [member]
IfrsStatementLineItems [Line Items]
Revenue				2,591	8,670
COS - Edenvale
Costs of sales - other		(16)	(52)	(2,722)	(7,985)
Total Cost of Sales		(16)
Gross profit/(loss)		(16)	(52)	(3,981)	(1,196)
General and administrative expenses	(8)	(49)	(53)	(195)	(154)
Gain/(loss) on solar development			47	1
Other income		47		13	78
Depreciation and amortization		(221)	(448)	(653)	(866)
Operating loss	(8)	(239)	(506)	(4,815)	(2,076)
Restructuring & other non-recurring costs					(40)
Finance expense - net		7	(3,741)	(6,314)	(7,347)
Finance expense	(187)	(1,752)
Loss before income tax	(195)	(1,984)	44,068	(11,129)	(9,383)
Income tax			(797)	(638)	523
Loss from continuing operations	(195)	(1,984)	43,271	(11,767)	(8,860)
COVID 19 disruption
Restructuring and other non-recurring costs					40
Cost of sales - non-recurring events				(3,850)	(1,881)
Impairment loss			(48,315)
Other gains/(losses)					62
Assets			5,958	18,034	30,878
Liabilities			(8,596)	(15,539)	(13,452)
Net assets/(liabilities)			(2,638)	2,495	17,426
Critical power services segment [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue		5,910	11,811	11,005	27,456
Costs of sales - other		(5,357)	(10,268)	(9,178)	(24,661)
Total Cost of Sales		(5,357)
Gross profit/(loss)		553	1,543	1,827	2,795
General and administrative expenses		(612)	(1,228)	(1,195)	(2,899)
Gain/(loss) on solar development	1,688		4	(4,208)
Other income		48	99	37	908
Depreciation and amortization		(143)	(439)	(242)	(1,066)
Operating loss	1,688	(154)	(21)	(3,781)	(221)
Restructuring & other non-recurring costs			(2)	1	(5)
Finance expense - net			(310)	(527)	(295)
Finance expense		(142)
Loss before income tax	1,688	(296)	(881)	(4,309)	(511)
Income tax				19	975
Loss from continuing operations	1,688	(296)	(881)	(4,290)	464
COVID 19 disruption
Restructuring and other non-recurring costs			2	(1)	5
Cost of sales - non-recurring events
Impairment loss			(552)
Other gains/(losses)					41
Electric vehicles segment [member]
IfrsStatementLineItems [Line Items]
Revenue	63		16	1,464	1,490
Costs of sales - other	(63)		102	(1,572)	(1,504)
Total Cost of Sales	(63)
Gross profit/(loss)			118	(108)	(14)
General and administrative expenses	(720)	(748)	(1,794)	(1,005)	(2,901)
Gain/(loss) on solar development			10
Other income
Depreciation and amortization	(235)	(335)	(671)	(673)	(443)
Operating loss	(955)	(1,083)	(2,337)	(1,786)	(3,358)
Restructuring & other non-recurring costs				(200)	429
Finance expense - net			(2,726)	936	(974)
Finance expense	(532)	(137)
Loss before income tax	(1,487)	(1,220)	(5,429)	(1,064)	(4,761)
Income tax	(380)	196	277	(40)	575
Loss from continuing operations	(1,867)	(1,024)	(5,152)	(1,104)	(4,186)
COVID 19 disruption
Restructuring and other non-recurring costs				200	(429)
Cost of sales - non-recurring events
Impairment loss			(366)	(414)
Other gains/(losses)
Assets			20,674	17,493	14,202
Liabilities			(17,550)	(7,564)	(4,528)
Net assets/(liabilities)			3,124	9,929	9,673
Solar development segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Costs of sales - other
Total Cost of Sales
Gross profit/(loss)
General and administrative expenses	(11)	(30)	(344)	(297)	(80)
Gain/(loss) on solar development
Other income				69
Depreciation and amortization
Operating loss	(11)	(30)	(344)	(228)	(219)
Restructuring & other non-recurring costs	4	1,261
Finance expense - net			(2)	(34)
Finance expense
Loss before income tax	(7)	(1,291)	(11,533)	(262)	(219)
Income tax
Loss from continuing operations	(7)	(1,291)	(11,533)	(262)	(219)
COVID 19 disruption
Restructuring and other non-recurring costs	(4)	(1,261)
Cost of sales - non-recurring events
Impairment loss			(11,187)
Other gains/(losses)					(139)
Assets			1,549	12,726	22,505
Liabilities			(284)		(377)
Net assets/(liabilities)			1,265	12,726	22,128
Sustainable energy solutions segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Costs of sales - other			(23)
Total Cost of Sales
Gross profit/(loss)			(23)
General and administrative expenses	(54)	(172)	(324)	(367)	(1,660)
Gain/(loss) on solar development	16		32	30
Other income		(49)
Depreciation and amortization	(1)	(2)	(3)	(3)	(3)
Operating loss	(39)	(223)	(318)	(340)	(1,640)
Restructuring & other non-recurring costs
Finance expense - net			(68)	(50)	23
Finance expense	2	(27)
Loss before income tax	(37)	(250)	10,491	(390)	(1,617)
Income tax			(1,083)	119	192
Loss from continuing operations	(37)	(250)	9,408	(271)	(1,425)
COVID 19 disruption
Restructuring and other non-recurring costs
Cost of sales - non-recurring events
Impairment loss			10,787
Other gains/(losses)					23
Assets			72	10,343	1,170
Liabilities			(1,026)	(645)	(485)
Net assets/(liabilities)			(954)	9,698	685
Corporate office segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Costs of sales - other
Total Cost of Sales
Gross profit/(loss)
General and administrative expenses	(1,557)	(2,739)	(5,006)	(4,561)	(7,602)
Gain/(loss) on solar development
Other income
Depreciation and amortization	(1)	(5)	(8)	(10)	(9)
Operating loss	(1,558)	(2,744)	(5,014)	(4,571)	(7,611)
Restructuring & other non-recurring costs			1,392	1,862	59
Finance expense - net			1,918	(221)	(10)
Finance expense	(2,499)	(239)
Loss before income tax	(4,057)	(2,983)	(81,813)	(6,661)	(7,680)
Income tax	(1)				(148)
Loss from continuing operations	(4,058)	(2,983)	(81,813)	(6,661)	(7,828)
COVID 19 disruption
Restructuring and other non-recurring costs			(1,392)	(1,862)	(59)
Cost of sales - non-recurring events
Impairment loss			(77,325)	(7)
Other gains/(losses)
Assets			9,180	2,819	903
Liabilities			(50,514)	(33,921)	(29,200)
Net assets/(liabilities)			(41,334)	(31,102)	$ (28,297)
Total segment [member]
IfrsStatementLineItems [Line Items]
Revenue	63		16	4,055
COS - Edenvale
Costs of sales - other	(63)	(16)	27	(4,294)
Total Cost of Sales	(63)	(16)
Gross profit/(loss)		(16)	43	(4,089)
General and administrative expenses	(2,350)	(3,738)	(7,521)	(6,425)
Gain/(loss) on solar development	16		89	31
Other income		(2)		82
Depreciation and amortization	(237)	(563)	(1,130)	(1,339)
Operating loss	(2,571)	(4,319)	(8,519)	(11,740)
Restructuring & other non-recurring costs	4	1,261	1,392	1,662
Finance expense - net		7	(4,619)	(5,683)
Finance expense	(3,216)	(2,155)
Loss before income tax	(5,783)	(7,728)	(44,216)	(19,506)
Income tax	(381)	196	(1,603)	(559)
Loss from continuing operations	(6,164)	(7,532)	(45,819)	(20,065)
COVID 19 disruption
Restructuring and other non-recurring costs	$ (4)	$ (1,261)	(1,392)	(1,662)
Cost of sales - non-recurring events				(3,850)
Impairment loss			$ (29,686)	$ (421)